Exhibit 99.1

World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
December 31, 2019

Dates Covered
Collections Period	12/01/19 - 12/31/19
Interest Accrual Period	12/16/19 - 01/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/19	363,323,959.12	26,458
Yield Supplement Overcollateralization Amount 11/30/19	14,287,584.22	0
Receivables Balance 11/30/19	377,611,543.34	26,458
Principal Payments	17,217,502.18	578
Defaulted Receivables	1,360,463.38	77
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/19	13,237,665.71	0
Pool Balance at 12/31/19	345,795,912.07	25,803

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.18%
Prepayment ABS Speed	1.24%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	9,761,296.17	600
Past Due 61-90 days	3,015,043.58	180
Past Due 91-120 days	441,106.42	31
Past Due 121+ days	0.00	0
Total	13,217,446.17	811

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.68%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.96%
Delinquency Trigger Occurred	NO

Recoveries	750,261.06
Aggregate Net Losses/(Gains) - December 2019	610,202.32
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.94%
Prior Net Losses Ratio	2.43%
Second Prior Net Losses Ratio	2.15%
Third Prior Net Losses Ratio	1.02%
Four Month Average	1.89%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.11%

Overcollateralization Target Amount	15,560,816.04
Actual Overcollateralization	15,560,816.04
Weighted Average APR	3.92%
Weighted Average APR, Yield Adjusted	6.59%
Weighted Average Remaining Term	35.69

Flow of Funds	$ Amount

Collections	19,198,452.48
Investment Earnings on Cash Accounts	7,463.14
Servicing Fee	(314,676.29)
Transfer to Collection Account	0.00
Available Funds	18,891,239.33

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	526,718.38
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	1,178,468.89
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	15,560,816.04
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,556,414.35

Total Distributions of Available Funds	18,891,239.33

Servicing Fee	314,676.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 12/16/19	346,974,380.96
Principal Paid	16,739,284.93
Note Balance @ 01/15/20	330,235,096.03

Class A-1
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-2a
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-2b
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-3
Note Balance @ 12/16/19	217,524,380.96
Principal Paid	16,739,284.93
Note Balance @ 01/15/20	200,785,096.03
Note Factor @ 01/15/20	47.1326517%

Class A-4
Note Balance @ 12/16/19	94,750,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	94,750,000.00
Note Factor @ 01/15/20	100.0000000%

Class B
Note Balance @ 12/16/19	34,700,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	34,700,000.00
Note Factor @ 01/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	595,540.05
Total Principal Paid	16,739,284.93
Total Paid	17,334,824.98

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.73975%
Coupon	1.87975%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	349,851.71
Principal Paid	16,739,284.93
Total Paid to A-3 Holders	17,089,136.64

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4739863
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.3226829
Total Distribution Amount	13.7966692

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8212481
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.2940961
Total A-3 Distribution Amount	40.1153442

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	70.40
Noteholders' Principal Distributable Amount	929.60

Account Balances	$ Amount

Reserve Account
Balance as of 12/16/19	3,213,436.41
Investment Earnings	4,305.85
Investment Earnings Paid	(4,305.85)
Deposit/(Withdrawal)	-
Balance as of 01/15/20	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41